Filed pursuant to 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG GW&K U.S. Small Cap Growth Fund

AMG Managers DoubleLine Core Plus Bond Fund

AMG Managers Fairpointe ESG Equity Fund

AMG Managers Fairpointe Mid Cap Fund

AMG Managers LMCG Small Cap Growth Fund

AMG Managers Montag & Caldwell Growth Fund

AMG Managers Pictet International Fund

AMG Managers Silvercrest Small Cap Fund

AMG Managers Value Partners Asia Dividend Fund

AMG River Road Dividend All Cap Value Fund

AMG River Road Dividend All Cap Value Fund II

AMG River Road Focused Absolute Value Fund

AMG River Road Long-Short Fund

AMG River Road Small-Mid Cap Value Fund

AMG River Road Small Cap Value Fund

Supplement dated February 15, 2019 to the Statement of Additional Information dated March 1, 2018, as supplemented April 18, 2018, June 20, 2018, July 11, 2018, and December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG GW&K U.S. Small Cap Growth Fund, AMG Managers DoubleLine Core Plus Bond Fund, AMG Managers Fairpointe ESG Equity Fund, AMG Managers Fairpointe Mid Cap Fund, AMG Managers LMCG Small Cap Growth Fund, AMG Managers Montag & Caldwell Growth Fund, AMG Managers Pictet International Fund, AMG Managers Silvercrest Small Cap Fund, AMG Managers Value Partners Asia Dividend Fund, AMG River Road Dividend All Cap Value Fund, AMG River Road Dividend All Cap Value Fund II, AMG River Road Focused Absolute Value Fund, AMG River Road Long-Short Fund, AMG River Road Small-Mid Cap Value Fund, and AMG River Road Small Cap Value Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds IV (the “Trust”), contained in the Funds’ Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective immediately, the second paragraph of the section titled “Purchase, Redemption and Pricing of Shares – Purchasing Shares” is hereby deleted and replaced with the following:

Certain investors may purchase or sell a Fund’s shares through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”) that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. Each Fund has authorized one or more Financial Intermediaries to (i) receive purchase and redemption orders on its behalf and (ii) designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized Financial Intermediary or an authorized Financial Intermediary’s authorized designee receives the order. These orders will be priced at a Fund’s NAV next calculated after they are so received by an authorized Financial Intermediary or such Financial Intermediary’s authorized designee and accepted by the Fund. The Funds may from time to time make payments to Financial Intermediaries for certain services, such as account maintenance, recordkeeping or sub-accounting, forwarding communications to shareholders, providing shareholders with account statements, transaction processing and customer liaison services. Investors who do not wish to receive the services of a Financial Intermediary may consider investing directly with the Trust. Shares held through a Financial Intermediary may be transferred into the investor’s name by contacting the Financial Intermediary or the Transfer Agent. Certain Financial Intermediaries may receive compensation from the Investment Manager, the Subadviser and/or the Distributor out of their legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE